Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ 5,015	€ 27,706	€ 56,691
Profit or loss for the year	12,183	10,764	9,653
Adjustments made to obtain the cash flows from operating activities	26,948	23,970	21,363
Depreciation and amortisation cost	3,184	2,985	2,756
Other adjustments	23,764	20,985	18,607
Net increase/(decrease) in operating assets	74,982	108,774	27,258
Financial assets held-for-trading	18,332	30,837	2,064
Non-trading financial assets mandatorily at fair value through profit or loss	286	218	969
Financial assets at fair value through profit or loss	874	(7,083)	(32,746)
Financial assets at fair value through other comprehensive income	(4,470)	(22,358)	(9,152)
Financial assets at amortized cost	60,525	105,618	73,181
Other operating assets	(565)	1,542	(7,058)
Net increase/(decrease) in operating liabilities	46,080	107,244	56,945
Financial liabilities held-for-trading	5,450	29,533	(1,386)
Financial liabilities designated at fair value through profit or loss	(11)	27,705	(11,528)
Financial liabilities at amortized cost	40,138	55,595	79,114
Other operating liabilities	503	(5,589)	(9,255)
Income tax recovered/(paid)	(5,214)	(5,498)	(4,012)
CASH FLOWS FROM INVESTING ACTIVITIES	(5,366)	(3,898)	(3,715)
Payments	15,056	11,776	11,669
Tangible assets	11,446	9,066	10,015
Intangible assets	2,197	1,774	1,388
Investments	139	152	126
Subsidiaries and other business units	1,274	784	140
Non-current assets held for sale and associated liabilities	0	0	0
Other payments related to investing activities	0	0	0
Proceeds	9,690	7,878	7,954
Tangible assets	7,074	5,558	6,382
Intangible assets	0	0	0
Investments	814	533	672
Subsidiaries and other business units	885	734	6
Non-current assets held for sale and associated liabilities	917	1,053	894
Other proceeds related to investing activities	0	0	0
CASH FLOWS FROM FINANCING ACTIVITIES	(2,058)	(9,964)	(1,322)
Payments	10,187	10,665	7,741
Dividends	2,261	1,848	1,313
Subordinated liabilities	2,931	2,291	2,684
Redemption of own equity instruments	0	0	0
Acquisition of own equity instruments	3,109	2,050	1,645
Other payments related to financing activities	1,886	4,476	2,099
Proceeds	8,129	701	6,419
Subordinated liabilities	7,007	119	5,340
Issuance of own equity instruments	0	0	0
Disposal of own equity instruments	825	573	854
Other proceeds related to financing activities	297	9	225
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(322)	(1,460)	5,196
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(2,731)	12,384	56,850
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	223,073	210,689	153,839
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	220,342	223,073	210,689
COMPONENTS OF CASH AND CASH EQUIVALENTS AT END OF THE YEAR
Cash	8,621	8,929	8,142
Cash equivalents at central banks	199,932	200,830	193,102
Other financial assets	11,789	13,314	9,445
Less, bank overdrafts refundable on demand	0	0	0
TOTAL CASH AND CASH EQUIVALENTS AT END OF THE YEAR	220,342	223,073	210,689
Restricted cash	€ 0	€ 0	€ 0